Forfeiture Shares (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Fair Value of Forfeited Shares
The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Six months ended on June 30,2022	For the six months ended on June 30 2021

Expected term	6-10	6-10
Expected volatility	46.73%-47.71%	48.15%-50.7%
Expected dividend rate	0%	0%
Risk-free rate	1.37%-3.00%	0.61%-1.74%

Forfeited Ordinary Shares [Member]
Schedule of Fair Value of Forfeited Shares
The fair value of the Forfeiture Shares was computed using the following key assumptions:

	June 30, 2022	December 31, 2021

Stock price	3.5	7.7
Expected term (years)	2.25-3.25	2.75-3.75
Expected volatility	48.35%-49.27%	48.77%-48.92%
Risk-free interest rate	2.94%-2.99%	0.91%-1.08%

Schedule of Changes in Fair Value of Forfeited Shares

b.	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:

	Six months ended June 30, 2022	Year ended December 31, 2021

	U.S. dollars in thousands
Balance at beginning of period	4,658	—
Issuance of Forfeiture Shares	—	4,485
Changes in fair value	(4,142)	173

Balance at end of the period	516	4,658